Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
TOTAL REVENUE	[1]	$ 17,602,821	$ 18,078,547
TOTAL COST		15,828,453	13,937,855
GROSS PROFIT		1,774,368	4,140,692
Administrative expenses		4,700,561	2,781,775
Research and development expenses		799,246	1,224,244
Selling expenses		458,692	259,029
(LOSS) FROM OPERATIONS		(4,184,131)	(124,356)
Subsidy income		628	43,641
Income (loss) from long-term investments		69,621	70,968
Other (loss) income, net		(78,693)	954,447
Interest expense and debt discounts, net of interest income		(466,254)	(350,609)
(Loss) Income before income taxes		(4,658,829)	594,091
Income tax expense		(20,720)	(5,347)
NET (LOSS) INCOME		(4,679,549)	588,744
Less: Net income (loss) attributable to the non-controlling interest
NET (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	[2]	$ (4,679,549)	$ 588,744
(Loss) Income per share – Basic and Diluted*
Basic	[3]	$ (6.54)	$ 3.35
Diluted	[3]	(6.54)	3.29
NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO THE COMPANY*
Basic	[2],[3]	(6.54)	3.35
Diluted	[2],[3]	$ (6.54)	$ 3.29
Product [Member]
TOTAL REVENUE		$ 14,129,140	$ 11,242,840
TOTAL COST		12,918,291	10,276,804
Products Related Parties [Member]
TOTAL REVENUE			133,832
Software [Member]
TOTAL REVENUE		901,838	4,007,671
TOTAL COST		568,241	1,282,985
Advertising [Member]
TOTAL REVENUE		2,360,606	2,568,614
TOTAL COST		2,194,507	2,376,672
Product and Service, Other [Member]
TOTAL REVENUE		209,868	124,630
TOTAL COST		147,414	1,394
Other Related Parties [Member]
TOTAL REVENUE		$ 1,369	$ 960

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[3]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.